LOANS TO THIRD PARTIES-SHORT TERM (Tables)	6 Months Ended
Dec. 31, 2025
LOANS TO THIRD PARTIES-SHORT TERM
Summary of loans to third parties-short term

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Working fund to third party companies	¥141,564,073	¥145,778,591	$20,846,061
Loans to third parties-short term	¥141,564,073	¥145,778,591	$20,846,061